Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,978	$ 14,643
Less: accumulated depreciation and amortization	(6,538)	(4,407)
Property and equipment, net	10,440	10,236
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,902	3,176
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,519	1,836
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,557	$ 9,631